Financial Assets - Other non-current and current financial assets (Details) € in Thousands, $ in Millions		12 Months Ended
	Oct. 05, 2021	Dec. 31, 2021 EUR (€) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 EUR (€)
Financial Assets
Other financial assets with related parties (see note 31)		€ 220,947		€ 114,825
Other financial assets with third parties		2,066,216		4,066
Total other non-current and current financial assets		€ 2,287,163		€ 118,891
ImmunoTek Bio Centers, LLC
Financial Assets
Number of plasma centers to be opened | item		21	21
Cash advances and loans made to other parties, classified as investing activities		€ 42,300	$ 47.5
Tiancheng (Germany) Pharmaceutical Holdings
Financial Assets
Percentage of Interest in Ordinary Shares	89.88%	90.00%	90.00%
Percentage of Interest in Preferred Shares	1.08%	1.00%	1.00%